Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Value Factor ETF
(each a “Fund”)
(each a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated September 30, 2021
to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented
Effective immediately, the Russell 1000 Value Index will be added as an additional benchmark for the JPMorgan U.S. Dividend ETF and JPMorgan U.S. Value Factor ETF, and the Russell 1000 Growth Index will be added as an additional benchmark for the JPMorgan U.S. Momentum Factor ETF.
Accordingly, the introductory paragraph under “The Fund’s Past Performance” and the “Average Annual Total Returns” table in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
JPMorgan U.S. Dividend ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Dividend Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	1.88%	6.90%
Return After Taxes on Distributions	0.50	5.68
Return After Taxes on Distributions and Sale of Fund Shares	1.63	5.03

JP MORGAN US DIVIDEND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.67	7.02

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
JPMorgan U.S. Momentum Factor ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	28.90%	16.43%
Return After Taxes on Distributions	28.56	16.06
Return After Taxes on Distributions and Sale of Fund Shares	17.24	12.85

JP MORGAN US MOMENTUM FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	29.05	16.61

RUSSELL 1000 GROWTH INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	38.49	22.86

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
JPMorgan U.S. Value Factor ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	6.09%	8.75%
Return After Taxes on Distributions	5.25	7.97
Return After Taxes on Distributions and Sale of Fund Shares	3.92	6.61

JP MORGAN US VALUE FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.22	9.14

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan U.S. Dividend ETF
(each a “Fund”)
(each a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated September 30, 2021
to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented
Effective immediately, the Russell 1000 Value Index will be added as an additional benchmark for the JPMorgan U.S. Dividend ETF and JPMorgan U.S. Value Factor ETF, and the Russell 1000 Growth Index will be added as an additional benchmark for the JPMorgan U.S. Momentum Factor ETF.
Accordingly, the introductory paragraph under “The Fund’s Past Performance” and the “Average Annual Total Returns” table in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
JPMorgan U.S. Dividend ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Dividend Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	1.88%	6.90%
Return After Taxes on Distributions	0.50	5.68
Return After Taxes on Distributions and Sale of Fund Shares	1.63	5.03

JP MORGAN US DIVIDEND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.67	7.02

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Dividend Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑844‑457‑6383 (844‑4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2020)
JPMorgan U.S. Dividend ETF | JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.88%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Dividend ETF | Return After Taxes on Distributions | JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Dividend ETF | Return After Taxes on Distributions and Sale of Fund Shares | JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Dividend ETF | JP MORGAN US DIVIDEND INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.02%
JPMorgan U.S. Dividend ETF | RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.19%
JPMorgan U.S. Dividend ETF | RUSSELL 1000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.33%
JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan U.S. Momentum Factor ETF
(each a “Fund”)
(each a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated September 30, 2021
to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented
Effective immediately, the Russell 1000 Value Index will be added as an additional benchmark for the JPMorgan U.S. Dividend ETF and JPMorgan U.S. Value Factor ETF, and the Russell 1000 Growth Index will be added as an additional benchmark for the JPMorgan U.S. Momentum Factor ETF.
Accordingly, the introductory paragraph under “The Fund’s Past Performance” and the “Average Annual Total Returns” table in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
JPMorgan U.S. Momentum Factor ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	28.90%	16.43%
Return After Taxes on Distributions	28.56	16.06
Return After Taxes on Distributions and Sale of Fund Shares	17.24	12.85

JP MORGAN US MOMENTUM FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	29.05	16.61

RUSSELL 1000 GROWTH INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	38.49	22.86

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑844‑457‑6383 (844‑4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund willperform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2020)
JPMorgan U.S. Momentum Factor ETF | JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Momentum Factor ETF | Return After Taxes on Distributions | JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Momentum Factor ETF | Return After Taxes on Distributions and Sale of Fund Shares | JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.24%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Momentum Factor ETF | RUSSELL 1000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.33%
JPMorgan U.S. Momentum Factor ETF | JP MORGAN US MOMENTUM FACTOR INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.61%
JPMorgan U.S. Momentum Factor ETF | RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	38.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	22.86%
JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan U.S. Value Factor ETF
(each a “Fund”)
(each a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated September 30, 2021
to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented
Effective immediately, the Russell 1000 Value Index will be added as an additional benchmark for the JPMorgan U.S. Dividend ETF and JPMorgan U.S. Value Factor ETF, and the Russell 1000 Growth Index will be added as an additional benchmark for the JPMorgan U.S. Momentum Factor ETF.
Accordingly, the introductory paragraph under “The Fund’s Past Performance” and the “Average Annual Total Returns” table in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
JPMorgan U.S. Value Factor ETF
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	6.09%	8.75%
Return After Taxes on Distributions	5.25	7.97
Return After Taxes on Distributions and Sale of Fund Shares	3.92	6.61

JP MORGAN US VALUE FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.22	9.14

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑844‑457‑6383 (844‑4JPM ETF).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑844‑457‑6383 (844‑4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2020)
JPMorgan U.S. Value Factor ETF | JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Value Factor ETF | Return After Taxes on Distributions | JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Value Factor ETF | Return After Taxes on Distributions and Sale of Fund Shares | JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2017
JPMorgan U.S. Value Factor ETF | RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.19%
JPMorgan U.S. Value Factor ETF | RUSSELL 1000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.33%
JPMorgan U.S. Value Factor ETF | JP MORGAN US VALUE FACTOR INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.14%